Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 540	SFr 686	SFr 632	SFr 1,226	SFr 1,341
Discontinued operations
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	0	(6)	0	(9)
2011 Partner Asset Facility (PAF2)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	1	(1)	1	10
Adjustable Performance Plan cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	0	(11)	0	(13)
Restricted Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	11	10	24	21	47
Other Cash Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	90	128	98	218	226
2008 Partner Asset Facility (PAF) awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	10	12	61	22	83
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	75	121	79	196	175
Capital Opportunity Facility (COF)
Deferred compensation expense
Total compensation expense relating to deferred compensation	3	4	4	7	5
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	137	167	156	304	328
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	209	237	227	446	477
Stock compensation plan | Scaled Incentive Share Unit (SISU)
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	0	(3)	0	(3)
Stock compensation plan | Adjustable Performance Plan share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	0	0	(3)	0	(2)
Stock compensation plan | Plus Bond awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 5	SFr 6	SFr 7	SFr 11	SFr 17